Cash and Cash Equivalents and Bank Overdraft (Details) - Schedule of cash and cash equivalents and bank overdraft - ZAR (R) R in Thousands	Feb. 28, 2023	Feb. 28, 2022
Schedule of Cash and Cash Equivalents and Bank Overdraft [Abstract]
Cash on hand	R 398	R 2,175
Bank balances	318,630	717,935
Short-term deposits	646,762	11,638
Cash and cash equivalents in the consolidated statement of financial position	965,790	731,748
Bank overdrafts	(40)	(13,722)
Cash and cash equivalents in the consolidated statement of cash flows	965,750	718,026
Current assets	965,790	731,748
Current liabilities	(40)	(13,722)
Total cash and cash equivalents	R 965,750	R 718,026